Retirement Plans - Schedule of Changes in the Benefit Obligations and Plan Assets (Detail) - Pension Plan - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Obligation and funded status of plan:
Benefit obligation at beginning of year			$ 12,595	$ 10,840	$ 10,840	$ 9,950
Service cost	$ 296	$ 242	843	717	961	800
Interest cost	166	$ 169	474	503	674	612
Acquisitions/transferred employees						37
Benefits paid					(938)	(474)
Actuarial loss					690	(19)
Foreign currency exchange rate changes					368	(66)
Benefit obligation at end of year					12,595	10,840
Change in plan assets:
Beginning balance			5,579	$ 5,171	5,171	5,350
Actual return on plan assets					434	2
Employer contributions					932	453
Benefits paid					(1,130)	(595)
Foreign currency exchange rate changes					172	(39)
Ending balance	$ 7,089		$ 7,089		5,579	5,171
Underfunded status at end of year					$ (7,016)	$ (5,669)